Inventories (Details) - USD ($) $ in Thousands	May 31, 2026	Aug. 31, 2025
Notes and other explanatory information [abstract]
Ore stockpile	$ 13,348	$ 9,088
Gold in circuit	1,902	988
Gold doré	688	11
Total precious metals inventories	15,938	10,087
Supplies	6,856	2,931
Total inventories	$ 22,794	$ 13,018